Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2020
Entity Registrant Name	dei_EntityRegistrantName	NORTHERN LIGHTS FUND TRUST II
Entity Central Index Key	dei_EntityCentralIndexKey	0001518042
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlft
Document Creation Date	dei_DocumentCreationDate	Aug. 09, 2021
Document Effective Date	dei_DocumentEffectiveDate	Aug. 09, 2021
Prospectus Date	rr_ProspectusDate	Aug. 09, 2021
LifeGoal Homeowner Investment ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section - LifeGoal Homeowner Investment ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the LifeGoal Homeowner Investment ETF (the “Homeowner Investment Fund”) is to seek to provide current income and some capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Homeowner Investment Fund. You may pay other fees, such as brokage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 30, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Homeowner Investment Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Homeowner Investment Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Homeowner Investment Fund’s performance. The Homeowner Investment Fund has only recently commenced operations.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Homeowner Investment Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Homeowner Investment Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Homeowner Investment Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through September 30, 2022. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Homeowner Investment Fund is designed to assist investors in saving for a home down payment, mortgage or rent budget or general home-related expenses or costs. Because the time horizon for such expenses can vary, the Homeowner Investment Fund pursues an asset allocation strategy that is designed to balance growth and downside market protection through different market environments. While the Homeowner Investment Fund may be appropriate for a diverse group of investors with different goals as it is diversified and conservatively managed, there is a component of the Fund that attempts to pace inflation in the home spending area by allocating some of the Fund’s assets to companies in home and housing related industries which may make it attractive to those seeking to invest or save for home-related expenses.

The Homeowner Investment Fund invests in a portfolio of fixed income securities, equity securities and commodities. The Homeowner Investment Fund will gain exposure to such equity securities, fixed income securities and commodities indirectly by investing in both actively and passively managed mutual funds and exchange-traded funds (collectively, the “underlying funds”). Equity securities include common stock, preferred stock, or securities convertible into common stock and may be of issuers of any capitalization. Fixed income securities include debt securities of varying maturities, debt securities paying a fixed or fluctuating rate of interest, and fixed income or debt securities of any kind, including, by way of example, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, by municipalities, by foreign governments or international agencies or supranational entities, or by domestic or foreign private issuers, including corporate loans, debt securities convertible into equity securities and inflation-indexed bonds. In addition to underlying funds, the Homeowner Investment Fund may only invest directly in U.S. large and mid-cap equity securities, U.S. investment grade corporate and municipal bonds, U.S. Treasuries and Treasury inflation-protected securities (TIPS). The Homeowner Investment Fund will typically invest 5 –15% of its assets in securities of companies in housing related industries including home furnishing companies, appliance companies, home builders and lumber companies.

Additionally, the Homeowner Investment Fund may invest through underlying funds in Real Estate Investment Trusts (“REITs”) and securities related to real assets (like real estate- or precious metals-related securities) such as stock, bonds or convertible bonds issued by REITs or companies that mine precious metals as well as underlying funds holding precious metals. When selecting underlying funds for investment by the Homeowner Investment Fund, the Adviser will consider a variety of factors including, but not limited to, performance, costs and whether an underlying fund discloses that it pursues environmental, social or governance (ESG) objectives or strategies in its prospectus.

Under normal market conditions, the Homeowner Investment Fund will invest its assets within the following ranges: 60-95% of its assets in fixed income, 5-35% of its assets in equities, and 0-20% of its assets in a combination of underlying funds providing exposure to commodities, REITs and high yield debt securities. The Adviser will allocate the Homeowner Investment Fund’s assets among fixed income securities (including domestic, international and emerging markets, U.S. inflation-protected debt, and U.S. long-term treasuries) and equity securities (including domestic, international, and emerging markets equities) to manage the Fund’s risk across asset classes over time. The Homeowner Investment Fund seeks to emphasize exposure to fixed income, in order to avoid excessive volatility of returns.

The Adviser may also invest indirectly through underlying funds up to 40% of the Homeowner Investment Fund’s assets in foreign securities and up to 10% of the Fund’s assets in emerging market securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Homeowner Investment Fund will invest its assets within the following ranges: 60-95% of its assets in fixed income, 5-35% of its assets in equities, and 0-20% of its assets in a combination of underlying funds providing exposure to commodities, REITs and high yield debt securities.
Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Homeowner Investment Fund. The principal risks of investing in the Homeowner Investment Fund are:

• Active Management Risk. The Adviser’s judgments about the growth, value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Homeowner Investment Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.

• Asset Allocation Risk. The Homeowner Investment Fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of securities or underlying funds and the allocation of the Homeowner Investment Fund's assets among various asset classes could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

• Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Homeowner Investment Fund. The Homeowner Investment Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Homeowner Investment Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for exchange traded funds (“ETFs”) that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

• Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Homeowner Investment Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features.

• Commodities Related Investments Risk: The Homeowner Investment Fund's exposure to the commodities markets through underlying funds may subject the Homeowner Investment Fund to greater volatility than investments in traditional securities. The value of commodity-based underlying funds may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

• Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

• Corporate Loans Risk. Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. The market for corporate loans may be subject to irregular trading activity and wide bid/ask spreads. In addition, transactions in corporate loans may settle on a delayed basis. As a result, the proceeds from the sale of corporate loans may not be readily available to make additional investments. To the extent the extended settlement process gives rise to short-term liquidity needs, the Homeowner Investment Fund may hold additional cash, sell investments or temporarily borrow from banks and other lenders.

• Credit Risk. Debt issuers and other counterparties may be unable or unwilling to make timely interest and/or principal payments when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of the Homeowner Investment Fund’s investment in that issuer. The degree of credit risk depends on an issuer’s or counterparty’s financial condition and on the terms of an obligation.

• Company-Specific Risk. The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

• Early Close/Trading Halt Risk. An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Homeowner Investment Fund from buying or selling certain securities or financial instruments. In these circumstances, the Homeowner Investment Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

• Emerging Markets Risk. The Homeowner Investment Fund may gain exposure to securities in emerging markets through investments in underlying funds. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

• Equity Securities Risk. Fluctuations in the value of equity securities held by the Homeowner Investment Fund will cause the net asset value (“NAV”) of the Fund and the price of its shares (“Shares”) to fluctuate. Common stock of an issuer in the Homeowner Investment Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

• ESG Investing Risk. The Homeowner Investment Fund may select or exclude certain underlying funds for reasons other than potential performance. The Homeowner Investment Fund’s consideration of the ESG status of underlying funds, among other factors, in making its investment decisions may affect the Fund’s exposure to certain underlying funds and, through such underlying funds, certain industries, sectors, regions or countries, and the Fund’s performance may differ--positively or negatively--as compared to funds that do not consider the ESG status of underlying funds when selecting underlying funds for investment. ESG investing is qualitative and subjective by nature, and there is no guarantee that the criteria used by an underlying fund or any judgment exercised by the adviser to such fund will reflect the opinions of any particular investor. Although an investment by an underlying fund in a company may satisfy one or more ESG standards in the view of the underlying fund’s portfolio managers, there is no guarantee that such company actually promotes positive environmental, social or economic developments, and that same company may also fail to satisfy other ESG standards, in some cases even egregiously.

• ETF Structure Risk. The Homeowner Investment Fund is structured as an ETF and as a result is subject to the special risks, including:

○ Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed only by the ETF only to Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

○ Trading Issues. An active trading market for the Shares may not be developed or maintained. Trading in Shares on NYSE Arca (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, which may result in the trading of the Shares being suspended or the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

○ Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.

■ In times of market stress, market makers may step away from their role market making in the Shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and an ETF’s NAV.

■ The market price of the Shares may deviate from an ETF’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than an ETF’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

■ When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from an ETF’s domestic trading day, which could lead to differences between the market value of the Shares and an ETF’s NAV.

■ In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of an ETF’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and an ETF’s NAV.

• Extension Risk. During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Homeowner Investment Fund’s income and potentially in the value of the Fund’s investments.

• Fixed-Income Risk: When the Homeowner Investment Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Homeowner Investment Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Homeowner Investment Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Homeowner Investment Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the bond investments held by the Homeowner Investment Fund. As a result, for the present, interest rate risk may be heightened.

• Foreign Securities Risk. The Homeowner Investment Fund may gain exposure to foreign securities through investments in underlying funds. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.

• High-Yield Risk: The Homeowner Investment Fund may gain exposure to lower-quality, non-investment grade bonds, known as “high yield” or “junk” bonds through investments in underlying funds. Such bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Homeowner Investment Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the value of the underlying funds in which the Homeowner Investment Fund invests.

• Income Risk. The Homeowner Investment Fund’s income may decline if interest rates fall. This decline in income can occur because the Homeowner Investment Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Index are substituted, or the Fund otherwise needs to purchase additional bonds.

• Interest Rate Risk. During periods of very low or negative interest rates, the Homeowner Investment Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Homeowner

Investment Fund’s performance to the extent the Fund is exposed to such interest rates. Additionally, under certain market conditions in which interest rates are low and the market prices for portfolio securities have increased, the Homeowner Investment Fund may have a very low, or even negative yield. A low or negative yield would cause the Homeowner Investment Fund to lose money in certain conditions and over certain time periods. An increase in interest rates will generally cause the value of securities held by the Homeowner Investment Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Homeowner Investment Fund. The historically low interest rate environment heightens the risks associated with rising interest rates.

• Investing in ETFs Risk. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.

• Investing in Other Funds Risk. The Homeowner Investment Fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.

• Issuer Risk. The performance of the Homeowner Investment Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

• Large Capitalization Company Risk: The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

• Limited History of Operations Risk. The Homeowner Investment Fund is a new ETF with a limited history of operations for investors to evaluate.

• Market Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different region or financial market. Securities in the Homeowner Investment Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on the U.S. financial market. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on the U.S. financial market. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

• Mid Cap Securities Risk. The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

• Mortgage-and Asset-Backed Securities Risks. The Homeowner Investment Fund may gain exposure to mortgage- and asset-backed securities through investments in underlying funds. Mortgage and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

• Municipal Bond Risk. Like other bonds, municipal bonds are subject to credit risk, interest rate risk, liquidity risk, and call risk. However, the obligations of some municipal issuers may not be enforceable through the exercise of traditional creditors’ rights. The reorganization under federal bankruptcy laws of a municipal bond issuer may result in the bonds being cancelled without payment or repaid only in part, or in delays in collecting principal and interest.

• Precious Metal and Related Securities Risk. The Homeowner Investment Fund may gain exposure to precious metals through investments in underlying funds. Prices of precious metals and of precious metal related securities historically have been very volatile. The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

• Prepayment Risk. During periods of falling interest rates, issuers of certain debt obligations may repay principal prior to the security’s maturity, which may cause the Homeowner Investment Fund to have to reinvest in securities with lower yields or higher risk of default, resulting in a decline in the Fund’s income or return potential.

• REIT Investment Risk. The Homeowner Investment Fund may gain exposure to REITs through investments in underlying funds. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings of securities and may be more volatile than other securities. REIT issuers may also fail to maintain their exemptions from investment company registration or fail to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended, which allows REITs to reduce their corporate taxable income for dividends paid to their shareholders.

• Sovereign Debt Risk. Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

• U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Homeowner Investment Fund’s U.S. Treasury obligations to decline.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Homeowner Investment Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Homeowner Investment Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholder semi-annually. Updated performance information will be available at no cost at www.lifegoalinvestments.com or by calling (888) 920-7275. In the future, performance information will be presented in this section of the Prospectus.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Homeowner Investment Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 920-7275
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lifegoalinvestments.com
LifeGoal Homeowner Investment ETF | LifeGoal Homeowner Investment ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HOM
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.44%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.87%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 251
LifeGoal Vacation Investment ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section – LifeGoal Vacation Investment ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	investment objective of the LifeGoal Vacation Investment ETF (the “Vacation Investment Fund”) is to seek to provide preservation of capital and some capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Vacation Investment Fund. You may pay other fees, such as brokage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 30, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Vacation Investment Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Vacation Investment Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Vacation Investment Fund’s performance. The Vacation Investment Fund has only recently commenced operations.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Vacation Investment Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Vacation Investment Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Vacation Investment Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through September 30, 2022. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Vacation Investment Fund is designed to assist investors in saving for a future vacation. Because the time horizon for such expenses can vary, the Vacation Investment Fund pursues an asset allocation strategy that is designed to balance growth and downside market protection through different market environments. While the Vacation Investment Fund may be appropriate for a diverse group of investors with different goals as it is diversified and conservatively managed, there is a component of the Fund that attempts to pace inflation in the vacation spending area by allocating some of the Fund’s assets to companies with ties to leisure, travel and hospitality which may make it attractive to those seeking to invest or save for a vacation.

The Vacation Investment Fund invests in a portfolio of fixed income securities, equity securities and commodities. The Vacation Investment Fund will gain exposure to such equity securities, fixed income securities and commodities indirectly by investing in both actively and passively managed mutual funds and exchange-traded funds (collectively, the “underlying funds”). Equity securities include common stock, preferred stock, or securities convertible into common stock and may be of issuers of any capitalization. Fixed income securities include debt securities of varying maturities, debt securities paying a fixed or fluctuating rate of interest, and fixed income or debt securities of any kind, including, by way of example, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, by municipalities, by foreign governments or international agencies or supranational entities, or by domestic or foreign private issuers, including corporate loans, debt securities convertible into equity securities and inflation-indexed bonds. In addition to underlying funds, the Vacation Investment Fund may only invest directly in U.S. large and mid-cap equity securities, U.S. investment grade corporate and municipal bonds, U.S. Treasuries and Treasury inflation-protected securities (TIPS). The Vacation Investment Fund will typically invest 5 – 15% of its assets in securities of companies in travel and hospitality related industries including airlines, hotel and lodging companies and restaurants.

When selecting underlying funds for investment by the Vacation Investment Fund, the Adviser will consider a variety of factors including, but not limited to, performance, costs and whether an underlying fund discloses that it pursues environmental, social or governance (ESG) objectives or strategies in its prospectus.

Under normal market conditions, the Vacation Investment Fund will invest its assets within the following ranges: 70-95% of its assets in fixed income, 0-25% of its assets in equities, and 0-20% of its assets in a combination of underlying funds providing exposure to commodities and high yield debt securities. The Adviser will allocate the Vacation Investment Fund’s assets among fixed income securities (including domestic, international and emerging markets, U.S. inflation-protected debt, and U.S. long-term treasuries) and equity securities (including domestic, international, and emerging markets equities) to manage the Fund’s risk across asset classes over time. The Vacation Investment Fund seeks to emphasize exposure to fixed income, in order to avoid excessive volatility of returns.

The Adviser may also invest indirectly through underlying funds up to 30% of the Vacation Investment Fund’s assets in foreign securities and up to 10% of the Fund’s assets in emerging market securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Vacation Investment Fund will invest its assets within the following ranges: 70-95% of its assets in fixed income, 0-25% of its assets in equities, and 0-20% of its assets in a combination of underlying funds providing exposure to commodities and high yield debt securities.
Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Vacation Investment Fund. The principal risks of investing in the Vacation Investment Fund are:

• Active Management Risk. The Adviser’s judgments about the growth, value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Vacation Investment Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.

• Asset Allocation Risk. The Vacation Investment Fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of securities or underlying funds and the allocation of the Vacation Investment Fund's assets among various asset classes could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

• Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Vacation Investment Fund. The Vacation Investment Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Vacation Investment Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for exchange traded funds (“ETFs”) that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

• Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Vacation Investment Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features.

• Commodities Related Investments Risk: The Vacation Investment Fund's exposure to the commodities markets through underlying funds may subject the Vacation Investment Fund to greater volatility than investments in traditional securities. The value of commodity-based underlying funds may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

• Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

• Corporate Loans Risk. Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. The market for corporate loans may be subject to irregular trading activity and wide bid/ask spreads. In addition, transactions in corporate loans may settle on a delayed basis. As a result, the proceeds from the sale of corporate loans may not be readily available to make additional investments. To the extent the extended settlement process gives rise to short-term liquidity needs, the Vacation Investment Fund may hold additional cash, sell investments or temporarily borrow from banks and other lenders.

• Credit Risk. Debt issuers and other counterparties may be unable or unwilling to make timely interest and/or principal payments when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of the Vacation Investment Fund’s investment in that issuer. The degree of credit risk depends on an issuer’s or counterparty’s financial condition and on the terms of an obligation.

• Company-Specific Risk. The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

• Early Close/Trading Halt Risk. An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Vacation Investment Fund from buying or selling certain securities or financial instruments. In these circumstances, the Vacation Investment Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

• Emerging Markets Risk. The Vacation Investment Fund may gain exposure to securities in emerging markets through investments in underlying funds. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

• Equity Securities Risk. Fluctuations in the value of equity securities held by the Vacation Investment Fund will cause the net asset value (“NAV”) of the Fund and the price of its shares (“Shares”) to fluctuate. Common stock of an issuer in the Vacation Investment Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

• ESG Investing Risk. The Vacation Investment Fund may select or exclude certain underlying funds for reasons other than potential performance. The Vacation Investment Fund’s consideration of the ESG status of underlying funds, among other factors, in making its investment decisions may affect the Fund’s exposure to certain underlying funds and, through such underlying funds, certain industries, sectors, regions or countries, and the Fund’s performance may differ--positively or negatively--as compared to funds that do not consider the ESG status of underlying funds when selecting underlying funds for investment. ESG investing is qualitative and subjective by nature, and there is no guarantee that the criteria used by an underlying fund or any judgment exercised by the adviser to such fund will reflect the opinions of any particular investor. Although an investment by an underlying fund in a company may satisfy one or more ESG standards in the view of the underlying fund’s portfolio managers, there is no guarantee that such company actually promotes positive environmental, social or economic developments, and that same company may also fail to satisfy other ESG standards, in some cases even egregiously.

• ETF Structure Risk. The Vacation Investment Fund is structured as an ETF and as a result is subject to the special risks, including:

○ Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed only by the ETF only to Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

○ Trading Issues. An active trading market for the Shares may not be developed or maintained. Trading in Shares on NYSE Arca (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, which may result in the trading of the Shares being suspended or the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

○ Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.

■ In times of market stress, market makers may step away from their role market making in the Shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and an ETF’s NAV.

■ The market price of the Shares may deviate from an ETF’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than an ETF’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

■ When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from an ETF’s domestic trading day, which could lead to differences between the market value of the Shares and an ETF’s NAV.

■ In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of an ETF’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and an ETF’s NAV.

• Extension Risk. During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Vacation Investment Fund’s income and potentially in the value of the Fund’s investments.

• Fixed-Income Risk: When the Vacation Investment Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Vacation Investment Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Vacation Investment Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

These risks could affect the value of a particular investment by the Vacation Investment Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the bond investments held by the Vacation Investment Fund. As a result, for the present, interest rate risk may be heightened.

• Foreign Securities Risk. The Vacation Investment Fund may gain exposure to foreign securities through investments in underlying funds. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.

• High-Yield Risk: The Vacation Investment Fund may gain exposure to lower-quality, non-investment grade bonds, known as “high yield” or “junk” bonds through investments in underlying funds. Such bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Vacation Investment Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the value of the underlying funds in which the Vacation Investment Fund invests.

• Income Risk. The Vacation Investment Fund’s income may decline if interest rates fall. This decline in income can occur because the Vacation Investment Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Index are substituted, or the Fund otherwise needs to purchase additional bonds.

• Interest Rate Risk. During periods of very low or negative interest rates, the Vacation Investment Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Vacation Investment Fund’s performance to the extent the Fund is exposed to such interest rates. Additionally, under certain market conditions in which interest rates are low and the market prices for portfolio securities have increased, the Vacation Investment Fund may have a very low, or even negative yield. A low or negative yield would cause the Vacation Investment Fund to lose money in certain conditions and over certain time periods. An increase in interest rates will generally cause the value of securities held by the Vacation Investment Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Vacation Investment Fund. The historically low interest rate environment heightens the risks associated with rising interest rates.

• Investing in ETFs Risk. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.

• Investing in Other Funds Risk. The Vacation Investment Fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.

• Issuer Risk. The performance of the Vacation Investment Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

• Large Capitalization Company Risk: The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

• Limited History of Operations Risk. The Vacation Investment Fund is a new ETF with a limited history of operations for investors to evaluate.

• Market Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different region or financial market. Securities in the Vacation Investment Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on the U.S. financial market. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on the U.S. financial market. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

• Mid Cap Securities Risk. The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

• Mortgage-and Asset-Backed Securities Risks. The Vacation Investment Fund may gain exposure to mortgage- and asset-backed securities through investments in underlying funds. Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

• Municipal Bond Risk. Like other bonds, municipal bonds are subject to credit risk, interest rate risk, liquidity risk, and call risk. However, the obligations of some municipal issuers may not be enforceable through the exercise of traditional creditors’ rights. The reorganization under federal bankruptcy laws of a municipal bond issuer may result in the bonds being cancelled without payment or repaid only in part, or in delays in collecting principal and interest.

• Prepayment Risk. During periods of falling interest rates, issuers of certain debt obligations may repay principal prior to the security’s maturity, which may cause the Vacation Investment Fund to have to reinvest in securities with lower yields or higher risk of default, resulting in a decline in the Fund’s income or return potential.

• Sovereign Debt Risk. Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

• U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Vacation Investment Fund’s U.S. Treasury obligations to decline.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Vacation Investment Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Vacation Investment Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholder semi-annually. Updated performance information will be available at no cost at www.lifegoalinvestments.com or by calling (888) 920-7275. In the future, performance information will be presented in this section of the Prospectus.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Vacation Investment Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 920-7275
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lifegoalinvestments.com
LifeGoal Vacation Investment ETF | LifeGoal Vacation Investment ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SUNY
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.29%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.72%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 203
LifeGoal Children Investment ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section – LifeGoal Children Investment ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary investment objective of the LifeGoal Children Investment ETF (the “Children Investment Fund”) is to seek to provide current income and some capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Children Investment Fund. You may pay other fees, such as brokage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 30, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Children Investment Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Children Investment Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Children Investment Fund’s performance. The Children Investment Fund has only recently commenced operations.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Children Investment Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Children Investment Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Children Investment Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through September 30, 2022. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Children Investment Fund is designed to assist investors in saving for their children’s needs, including child care and educational expenses. Because the time horizon for such expenses can vary, the Children Investment Fund pursues an asset allocation strategy that is designed to balance growth and downside market protection through different market environments. While the Children Investment Fund may be appropriate for a diverse group of investors with different goals as it is diversified and conservatively managed, there is a component of the Fund that attempts to pace inflation of typical children related expenses by allocating some of the Fund’s assets to companies where child-related expenses may be expected to be spent which may make it attractive to those seeking to invest or save for children-related expenses.

The Children Investment Fund invests in a portfolio of fixed income securities, equity securities and commodities. The Children Investment Fund will gain exposure to such equity securities, fixed income securities and commodities indirectly by investing in both actively and passively managed mutual funds and exchange-traded funds (collectively, the “underlying funds”). Equity securities include common stock, preferred stock, or securities convertible into common stock and may be of issuers of any capitalization. Fixed income securities include debt securities of varying maturities, debt securities paying a fixed or fluctuating rate of interest, and fixed income or debt securities of any kind, including, by way of example, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, by municipalities, by foreign governments or international agencies or supranational entities, or by domestic or foreign private issuers, including corporate loans, debt securities convertible into equity securities and inflation-indexed bonds. In addition to underlying funds, the Children Investment Fund may only invest directly in U.S. large and mid-cap equity securities, U.S. investment grade corporate and municipal bonds, U.S. Treasuries and Treasury inflation-protected securities (TIPS). The Children Investment Fund will typically invest 5 –15% of its assets in securities of companies where child-related expenses may be expected to be spent including clothing companies, food distributors and entertainment companies.

Additionally, the Children Investment Fund may invest through underlying funds in Real Estate Investment Trusts (“REITs”) and securities related to real assets (like real estate- or precious metals-related securities) such as stock, bonds or convertible bonds issued by REITs or companies that mine precious metals as well as underlying funds holding precious metals.

When selecting underlying funds for the Children Investment Fund, the Adviser will consider a variety of factors including, but not limited to, performance, costs and whether an underlying fund discloses that it pursues environmental, social or governance (ESG) objectives or strategies in its prospectus. Under normal market conditions, the Children Investment Fund will invest its assets within the following ranges: 60-95% of its assets in fixed income, 5-35% of its assets in equities, and 0-20% of its assets in a combination of underlying funds providing exposure to commodities, REITs and high yield debt securities. The Adviser will allocate the Children Investment Fund’s assets among fixed income securities (including domestic, international and emerging markets, U.S. inflation-protected debt, and U.S. long-term treasuries) and equity securities (including domestic, international, and emerging markets equities) to manage the Fund’s risk across asset classes over time. The Children Investment Fund seeks to emphasize exposure to fixed income, in order to avoid excessive volatility of returns.

The Adviser may also invest indirectly through underlying funds up to 40% of the Children Investment Fund’s assets in foreign securities and up to 10% of the Fund’s assets in emerging market securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Children Investment Fund will invest its assets within the following ranges: 60-95% of its assets in fixed income, 5-35% of its assets in equities, and 0-20% of its assets in a combination of underlying funds providing exposure to commodities, REITs and high yield debt securities.
Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Children Investment Fund. The principal risks of investing in the Children Investment Fund are:

• Active Management Risk. The Adviser’s judgments about the growth, value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Children Investment Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.

• Asset Allocation Risk. The Children Investment Fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of securities or underlying funds and the allocation of the Children Investment Fund's assets among various asset classes could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

• Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Children Investment Fund. The Children Investment Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Children Investment Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for exchange traded funds (“ETFs”) that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

• Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Children Investment Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features.

• Commodities Related Investments Risk: The Children Investment Fund's exposure to the commodities markets through underlying funds may subject the Children Investment Fund to greater volatility than investments in traditional securities. The value of commodity-based underlying funds may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

• Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

• Corporate Loans Risk. Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. The market for corporate loans may be subject to irregular trading activity and wide bid/ask spreads. In addition, transactions in corporate loans may settle on a delayed basis. As a result, the proceeds from the sale of corporate loans may not be readily available to make additional investments. To the extent the extended settlement process gives rise to short-term liquidity needs, the Children Investment Fund may hold additional cash, sell investments or temporarily borrow from banks and other lenders.

• Credit Risk. Debt issuers and other counterparties may be unable or unwilling to make timely interest and/or principal payments when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of the Children Investment Fund’s investment in that issuer. The degree of credit risk depends on an issuer’s or counterparty’s financial condition and on the terms of an obligation.

• Company-Specific Risk. The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

• Early Close/Trading Halt Risk. An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Children Investment Fund from buying or selling certain securities or financial instruments. In these circumstances, the Children Investment Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

• Emerging Markets Risk. The Children Investment Fund may gain exposure to securities in emerging markets through investments in underlying funds. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

• Equity Securities Risk. Fluctuations in the value of equity securities held by the Children Investment Fund will cause the net asset value (“NAV”) of the Fund and the price of its shares (“Shares”) to fluctuate. Common stock of an issuer in the Children Investment Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

• ESG Investing Risk. The Children Investment Fund may select or exclude certain underlying funds for reasons other than potential performance. The Children Investment Fund’s consideration of the ESG status of underlying funds, among other factors, in making its investment decisions may affect the Fund’s exposure to certain underlying funds and, through such underlying funds, certain industries, sectors, regions or countries, and the Fund’s performance may differ--positively or negatively--as compared to funds that do not consider the ESG status of underlying funds when selecting underlying funds for investment. ESG investing is qualitative and subjective by nature, and there is no guarantee that the criteria used by an underlying fund or any judgment exercised by the adviser to such fund will reflect the opinions of any particular investor. Although an investment by an underlying fund in a company may satisfy one or more ESG standards in the view of the underlying fund’s portfolio managers, there is no guarantee that such company actually promotes positive environmental, social or economic developments, and that same company may also fail to satisfy other ESG standards, in some cases even egregiously.

• ETF Structure Risk. The Children Investment Fund is structured as an ETF and as a result is subject to the special risks, including:

○ Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed only by the ETF only to Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

○ Trading Issues. An active trading market for the Shares may not be developed or maintained. Trading in Shares on NYSE Arca (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, which may result in the trading of the Shares being suspended or the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

○ Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.

■ In times of market stress, market makers may step away from their role market making in the Shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and an ETF’s NAV.

■ The market price of the Shares may deviate from an ETF’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than an ETF’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

■ When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from an ETF’s domestic trading day, which could lead to differences between the market value of the Shares and an ETF’s NAV.

■ In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of an ETF’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and an ETF’s NAV.

• Extension Risk. During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Children Investment Fund’s income and potentially in the value of the Fund’s investments.

• Fixed-Income Risk: When the Children Investment Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Children Investment Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Children Investment Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Children Investment Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the bond investments held by the Children Investment Fund. As a result, for the present, interest rate risk may be heightened.

• Foreign Securities Risk. The Children Investment Fund may gain exposure to foreign securities through investments in underlying funds. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.

• High-Yield Risk: The Children Investment Fund may gain exposure to lower-quality, non-investment grade bonds, known as “high yield” or “junk” bonds through investments in underlying funds. Such bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Children Investment Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the value of the underlying funds in which the Children Investment Fund invests.

• Income Risk. The Children Investment Fund’s income may decline if interest rates fall. This decline in income can occur because the Children Investment Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Index are substituted, or the Fund otherwise needs to purchase additional bonds.

• Interest Rate Risk. During periods of very low or negative interest rates, the Children Investment Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Children Investment Fund’s performance to the extent the Fund is exposed to such interest rates. Additionally, under certain market conditions in which interest rates are low and the market prices for portfolio securities have increased, the Children Investment Fund may have a very low, or even negative yield. A low or negative yield would cause the Children Investment Fund to lose money in certain conditions and over certain time periods. An increase in interest rates will generally cause the value of securities held by the Children Investment Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Children Investment Fund. The historically low interest rate environment heightens the risks associated with rising interest rates.

• Investing in ETFs Risk. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.

• Investing in Other Funds Risk. The Children Investment Fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.

• Issuer Risk. The performance of the Children Investment Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

• Large Capitalization Company Risk: The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

• Limited History of Operations Risk. The Children Investment Fund is a new ETF with a limited history of operations for investors to evaluate.

• Market Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different region or financial market. Securities in the Children Investment Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on the U.S. financial market. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on the U.S. financial market. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

• Mid Cap Securities Risk. The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

• Mortgage-and Asset-Backed Securities Risks. The Children Investment Fund may gain exposure to mortgage- and asset-backed securities through investments in underlying funds. Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

• Municipal Bond Risk. Like other bonds, municipal bonds are subject to credit risk, interest rate risk, liquidity risk, and call risk. However, the obligations of some municipal issuers may not be enforceable through the exercise of traditional creditors’ rights. The reorganization under federal bankruptcy laws of a municipal bond issuer may result in the bonds being cancelled without payment or repaid only in part, or in delays in collecting principal and interest.

• Precious Metal and Related Securities Risk. The Children Investment Fund may gain exposure to precious metals through investments in underlying funds. Prices of precious metals and of precious metal related securities historically have been very volatile. The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

• Prepayment Risk. During periods of falling interest rates, issuers of certain debt obligations may repay principal prior to the security’s maturity, which may cause the Children Investment Fund to have to reinvest in securities with lower yields or higher risk of default, resulting in a decline in the Fund’s income or return potential.

• REIT Investment Risk. The Children Investment Fund may gain exposure to REITs through investments in underlying funds. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings of securities and may be more volatile than other securities. REIT issuers may also fail to maintain their exemptions from investment company registration or fail to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended, which allows REITs to reduce their corporate taxable income for dividends paid to their shareholders.

• Sovereign Debt Risk. Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

• U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Children Investment Fund’s U.S. Treasury obligations to decline.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Children Investment Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Children Investment Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholder semi-annually. Updated performance information will be available at no cost at www.lifegoalinvestments.com or by calling (888) 920-7275.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Children Investment Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 920-7275
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lifegoalinvestments.com
LifeGoal Children Investment ETF | LifeGoal Children Investment ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CHLD
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.44%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.87%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 251
LifeGoal General Conservative Investment ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section – LifeGoal General Conservative Investment ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The primary investment objective of the LifeGoal General Conservative Investment ETF (the “General Conservative Investment Fund”) is to seek to provide preservation of capital and some capital appreciation.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the General Conservative Investment Fund. You may pay other fees, such as brokage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 30, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The General Conservative Investment Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the General Conservative Investment Fund’s performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the General Conservative Investment Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the General Conservative Investment Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the General Conservative Investment Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through September 30, 2022. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The General Conservative Investment Fund is designed to assist investors general savings goals. Because the time horizon for such expenses can vary, the General Conservative Investment Fund pursues an asset allocation strategy that is designed to balance growth and downside market protection through different market environments.

The General Conservative Investment Fund invests in a portfolio of fixed income securities, equity securities and commodities. The General Fund will gain exposure to such equity securities, fixed income securities and commodities indirectly by investing in both actively and passively managed mutual funds and exchange-traded funds (collectively, the “underlying funds”). Equity securities include common stock, preferred stock, or securities convertible into common stock and may be of issuers of any capitalization. Fixed income securities include debt securities of varying maturities, debt securities paying a fixed or fluctuating rate of interest, and fixed income or debt securities of any kind, including, by way of example, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, by municipalities, by foreign governments or international agencies or supranational entities, or by domestic or foreign private issuers, including corporate loans, debt securities convertible into equity securities and inflation-indexed bonds. In addition to underlying funds, the General Conservative Investment Fund may only invest directly in U.S. large and mid-cap equity securities, U.S. investment grade corporate and municipal bonds, U.S. Treasuries and Treasury inflation-protected securities (TIPS).

When selecting underlying funds for investment by the General Conservative Investment Fund, the Adviser will consider a variety of factors including, but not limited to, performance, costs and whether an underlying fund discloses that it pursues environmental, social or governance (ESG) objectives or strategies in its prospectus.

Under normal market conditions, the General Conservative Investment Fund will invest its assets within the following ranges: 70-95% of its assets in fixed income, 0-25% of its assets in equities, and 0-20% of its assets in a combination of underlying funds providing exposure to commodities and high yield debt securities. The Adviser will allocate the General Conservative Investment Fund’s assets among fixed income securities (including domestic, international and emerging markets, U.S. inflation-protected debt, and U.S. long-term treasuries) and equity securities (including domestic, international, and emerging markets equities) to manage the Fund’s risk across asset classes over time. The General Conservative Investment Fund seeks to emphasize exposure to fixed income, in order to avoid excessive volatility of returns.

The Adviser may also invest indirectly through underlying funds up to 30% of the General Conservative Investment Fund’s assets in foreign securities and up to 10% of the Fund’s assets in emerging market securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the General Conservative Investment Fund will invest its assets within the following ranges: 70-95% of its assets in fixed income, 0-25% of its assets in equities, and 0-20% of its assets in a combination of underlying funds providing exposure to commodities and high yield debt securities.
Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the General Conservative Investment Fund. The principal risks of investing in the General Conservative Investment Fund are:

• Active Management Risk. The Adviser’s judgments about the growth, value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the General Conservative Investment Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.

• Asset Allocation Risk. The General Conservative Investment Fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of securities or underlying funds and the allocation of the Fund's assets among various asset classes could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

• Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the General Conservative Investment Fund. The General Conservative Investment Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the General Conservative Investment Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for exchange traded funds (“ETFs”) that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

• Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the General Conservative Investment Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features.

• Commodities Related Investments Risk: The General Conservative Investment Fund's exposure to the commodities markets through underlying funds may subject the General Conservative Investment Fund to greater volatility than investments in traditional securities. The value of commodity-based underlying funds may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

• Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

• Corporate Loans Risk. Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. The market for corporate loans may be subject to irregular trading activity and wide bid/ask spreads. In addition, transactions in corporate loans may settle on a delayed basis. As a result, the proceeds from the sale of corporate loans may not be readily available to make additional investments. To the extent the extended settlement process gives rise to short-term liquidity needs, the General Conservative Investment Fund may hold additional cash, sell investments or temporarily borrow from banks and other lenders.

• Credit Risk. Debt issuers and other counterparties may be unable or unwilling to make timely interest and/or principal payments when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of the General Conservative Investment Fund’s investment in that issuer. The degree of credit risk depends on an issuer’s or counterparty’s financial condition and on the terms of an obligation.

• Company-Specific Risk. The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

• Early Close/Trading Halt Risk. An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the General Conservative Investment Fund from buying or selling certain securities or financial instruments. In these circumstances, the General Conservative Investment Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

• Emerging Markets Risk. The General Conservative Investment Fund may gain exposure to securities in emerging markets through investments in underlying funds. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

• Equity Securities Risk. Fluctuations in the value of equity securities held by the General Conservative Investment Fund will cause the net asset value (“NAV”) of the Fund and the price of its shares (“Shares”) to fluctuate. Common stock of an issuer in the General Conservative Investment Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

• ESG Investing Risk. The General Conservative Investment Fund may select or exclude certain underlying funds for reasons other than potential performance. The General Conservative Investment Fund’s consideration of the ESG status of underlying funds, among other factors, in making its investment decisions may affect the Fund’s exposure to certain underlying funds and, through such underlying funds, certain industries, sectors, regions or countries, and the Fund’s performance may differ--positively or negatively--as compared to funds that do not consider the ESG status of underlying funds when selecting underlying funds for investment. ESG investing is qualitative and subjective by nature, and there is no guarantee that the criteria used by an underlying fund or any judgment exercised by the adviser to such fund will reflect the opinions of any particular investor. Although an investment by an underlying fund in a company may satisfy one or more ESG standards in the view of the underlying fund’s portfolio managers, there is no guarantee that such company actually promotes positive environmental, social or economic developments, and that same company may also fail to satisfy other ESG standards, in some cases even egregiously.

• ETF Structure Risk. The General Conservative Investment Fund is structured as an ETF and as a result is subject to the special risks, including:

○ Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed only by the ETF only to Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

○ Trading Issues. An active trading market for the Shares may not be developed or maintained. Trading in Shares on NYSE Arca (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, which may result in the trading of the Shares being suspended or the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

○ Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.

■ In times of market stress, market makers may step away from their role market making in the Shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and an ETF’s NAV.

■ The market price of the Shares may deviate from an ETF’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than an ETF’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

■ When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from an ETF’s domestic trading day, which could lead to differences between the market value of the Shares and an ETF’s NAV.

■ In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of an ETF’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and an ETF’s NAV.

• Extension Risk. During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the General Conservative Investment Fund’s income and potentially in the value of the Fund’s investments.

• Fixed-Income Risk: When the General Conservative Investment Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the General Conservative Investment Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the General Conservative Investment Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the General Conservative Investment Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the bond investments held by the General Conservative Investment Fund. As a result, for the present, interest rate risk may be heightened.

• Foreign Securities Risk. The General Conservative Investment Fund may gain exposure to foreign securities through investments in underlying funds. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.

• High-Yield Risk: The General Conservative Investment Fund may gain exposure to lower-quality, non-investment grade bonds, known as “high yield” or “junk” bonds through investments in underlying funds. Such bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the General Conservative Investment Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the value of the underlying funds in which the General Conservative Investment Fund invests.

• Income Risk. The General Conservative Investment Fund’s income may decline if interest rates fall. This decline in income can occur because the General Conservative Investment Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Index are substituted, or the Fund otherwise needs to purchase additional bonds.

• Interest Rate Risk. During periods of very low or negative interest rates, the General Conservative Investment Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the General Conservative Investment Fund’s performance to the extent the Fund is exposed to such interest rates. Additionally, under certain market conditions in which interest rates are low and the market prices for portfolio securities have increased, the General Conservative Investment Fund may have a very low, or even negative yield. A low or negative yield would cause the General Conservative Investment Fund to lose money in certain conditions and over certain time periods. An increase in interest rates will generally cause the value of securities held by the General Conservative Investment Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the General Conservative Investment Fund. The historically low interest rate environment heightens the risks associated with rising interest rates.

• Investing in ETFs Risk. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.

• Investing in Other Funds Risk. The General Conservative Investment Fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.

• Issuer Risk. The performance of the General Conservative Investment Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

• Large Capitalization Company Risk: The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

• Limited History of Operations Risk. The General Conservative Investment Fund is a new ETF with a limited history of operations for investors to evaluate.

• Market Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different region or financial market. Securities in the General Conservative Investment Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on the U.S. financial market. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on the U.S. financial market. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

• Mid Cap Securities Risk. The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

• Mortgage-and Asset-Backed Securities Risks. The General Conservative Investment Fund may gain exposure to mortgage- and asset-backed securities through investments in underlying funds. Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

• Municipal Bond Risk. Like other bonds, municipal bonds are subject to credit risk, interest rate risk, liquidity risk, and call risk. However, the obligations of some municipal issuers may not be enforceable through the exercise of traditional creditors’ rights. The reorganization under federal bankruptcy laws of a municipal bond issuer may result in the bonds being cancelled without payment or repaid only in part, or in delays in collecting principal and interest.

• Prepayment Risk. During periods of falling interest rates, issuers of certain debt obligations may repay principal prior to the security’s maturity, which may cause the General Conservative Investment Fund to have to reinvest in securities with lower yields or higher risk of default, resulting in a decline in the Fund’s income or return potential.

• Sovereign Debt Risk. Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

• U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the General Conservative Investment Fund’s U.S. Treasury obligations to decline.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the General Conservative Investment Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the General Conservative Investment Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholder semi-annually. Updated performance information will be available at no cost at www.lifegoalinvestments.com or by calling (888) 920-7275. In the future, performance information will be presented in this section of the Prospectus.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the General Conservative Investment Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 920-7275
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lifegoalinvestments.com
LifeGoal General Conservative Investment ETF | LifeGoal General Conservative Investment ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SAVN
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%	[8]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.82%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[9]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 235
LifeGoal Wealth Builder ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section – LifeGoal Wealth Builder ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary investment objective of the LifeGoal Wealth Builder Fund (the “Wealth Builder Fund”) is to seek to provide long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Wealth Builder Fund. You may pay other fees, such as brokage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below, when buying or selling shares of the Wealth Builder Fund.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 30, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Wealth Builder Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Wealth Builder Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Wealth Builder Fund’s performance. The Wealth Builder Fund has only recently commenced operations.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Wealth Builder Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Wealth Builder Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Wealth Builder Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through September 30, 2022. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Wealth Builder Fund invests in a portfolio of equity securities, debt securities and commodity-linked instruments. Equity securities include common stock, preferred stock, securities convertible into common stock, rights and warrants or securities or other instruments whose price is linked to the value of common stock. The Wealth Builder Fund may invest in such equity and fixed income securities directly or indirectly by investing in both actively and passively managed mutual funds and exchange-traded funds (collectively, the “underlying funds”). The Wealth Builder Fund may also in investment vehicles such as exchange traded funds that invest exclusively in commodities and are designed to provide commodities exposure without direct investment in physical commodities.

Under normal market conditions, the Wealth Builder Fund will invest its assets within the following ranges: 25-90% of its assets in equities, 5-50% of its assets in fixed income, and 0-15% of its assets in commodities. The Adviser regularly reviews the Wealth Builder Fund’s allocation and may make changes to favor investments that it believes will provide the most favorable outlook for achieving the Fund’s objective.

In selecting equity investments, the Wealth Builder Fund mainly seeks securities that the Adviser believes are undervalued. The Wealth Builder Fund may buy debt securities of varying maturities, debt securities paying a fixed or fluctuating rate of interest, and debt securities of any kind, including, by way of example, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, by foreign governments or international agencies or supranational entities, or by domestic or foreign private issuers, debt securities convertible into equity securities, and inflation-indexed bonds. In addition, the Wealth Builder Fund may invest up to 50% of its total assets in “junk bonds,” corporate loans and distressed securities. The Wealth Builder Fund may also invest in Real Estate Investment Trusts (“REITs”) and securities related to real assets (like real estate- or precious metals-related securities) such as stock, bonds or convertible bonds issued by REITs or companies that mine precious metals.

When choosing investments, the Adviser considers various factors, including opportunities for equity or debt investments to increase in value, expected dividends and interest rates. The Wealth Builder Fund generally seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. The Wealth Builder Fund has no geographic limits on where it may invest. This flexibility allows the Adviser to look for investments in markets around the world, including emerging markets, that it believes will provide the best asset allocation to meet the Wealth Builder Fund’s objective. The Wealth Builder Fund may invest in the securities of companies of any market capitalization. When selecting underlying funds for investment by the Wealth Builder Fund, the Adviser will consider a variety of factors including, but not limited to, performance, costs and whether an underlying fund discloses that it pursues environmental, social or governance (ESG) objectives or strategies in its prospectus.

Generally, the Wealth Builder Fund may invest in the securities of corporate and governmental issuers located anywhere in the world. The Fund may emphasize foreign securities when the Adviser expects these investments to outperform U.S. securities. When choosing investment markets, the Adviser considers various factors, including economic and political conditions, potential for economic growth and possible changes in currency exchange rates. The Wealth Builder Fund may own foreign cash equivalents or foreign bank deposits as part of the Fund’s investment strategy.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Wealth Builder Fund will invest its assets within the following ranges: 25-90% of its assets in equities, 5-50% of its assets in fixed income, and 0-15% of its assets in commodities.
Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Wealth Builder Fund. The principal risks of investing in the Wealth Builder Fund are:

• Active Management Risk. The Adviser’s judgments about the growth, value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Wealth Builder Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.

• Asset Allocation Risk. The Wealth Builder Fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of securities or underlying funds and the allocation of the Wealth Builder Fund's assets among various asset classes could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

• Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Wealth Builder Fund. The Wealth Builder Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Wealth Builder Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for exchange traded funds (“ETFs”) that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

• Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Wealth Builder Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features.

• Commodities Related Investments Risk. Exposure to the commodities markets may subject the Wealth Builder Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

• Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

• Corporate Loans Risk. Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. The market for corporate loans may be subject to irregular trading activity and wide bid/ask spreads. In addition, transactions in corporate loans may settle on a delayed basis. As a result, the proceeds from the sale of corporate loans may not be readily available to make additional investments. To the extent the extended settlement process gives rise to short-term liquidity needs, the Wealth Builder Fund may hold additional cash, sell investments or temporarily borrow from banks and other lenders.

• Credit Risk. Debt issuers and other counterparties may be unable or unwilling to make timely interest and/or principal payments when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of the Wealth Builder Fund’s investment in that issuer. The degree of credit risk depends on an issuer’s or counterparty’s financial condition and on the terms of an obligation.

• Company-Specific Risk. The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

• Early Close/Trading Halt Risk. An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Wealth Builder Fund from buying or selling certain securities or financial instruments. In these circumstances, the Wealth Builder Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

• Emerging Markets Risk. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

• Equity Securities Risk. Fluctuations in the value of equity securities held by the Wealth Builder Fund will cause the net asset value (“NAV”) of the Fund and the price of its shares (“Shares”) to fluctuate. Common stock of an issuer in the Wealth Builder Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

• ESG Investing Risk. The Wealth Builder Fund may select or exclude certain underlying funds for reasons other than potential performance. The Wealth Builder Fund’s consideration of the ESG status of underlying funds, among other factors, in making its investment decisions may affect the Fund’s exposure to certain underlying funds and, through such underlying funds, certain industries, sectors, regions or countries, and the Fund’s performance may differ--positively or negatively--as compared to funds that do not consider the ESG status of underlying funds when selecting underlying funds for investment. ESG investing is qualitative and subjective by nature, and there is no guarantee that the criteria used by an underlying fund or any judgment exercised by the adviser to such fund will reflect the opinions of any particular investor. Although an investment by an underlying fund in a company may satisfy one or more ESG standards in the view of the underlying fund’s portfolio managers, there is no guarantee that such company actually promotes positive environmental, social or economic developments, and that same company may also fail to satisfy other ESG standards, in some cases even egregiously.

• ETF Structure Risk. The Wealth Builder Fund is structured as an ETF and as a result is subject to the special risks, including:

○ Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed only by the ETF only to Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

○ Trading Issues. An active trading market for the Shares may not be developed or maintained. Trading in Shares on NYSE Arca (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, which may result in the trading of the Shares being suspended or the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

○ Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.

■ In times of market stress, market makers may step away from their role market making in the Shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and an ETF’s NAV.

■ The market price of the Shares may deviate from an ETF’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than an ETF’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

■ When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from an ETF’s domestic trading day, which could lead to differences between the market value of the Shares and an ETF’s NAV.

■ In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of an ETF’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and an ETF’s NAV.

• Extension Risk. During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Wealth Builder Fund’s income and potentially in the value of the Fund’s investments.

• Fixed-Income Risk: When the Wealth Builder Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Wealth Builder Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Wealth Builder Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Wealth Builder Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the bond investments held by the Wealth Builder Fund. As a result, for the present, interest rate risk may be heightened.

• Foreign Securities Risk. Investing in foreign (non-U.S.) securities may result in the Wealth Builder Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.

• High Portfolio Turnover Risk. The Wealth Builder Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Wealth Builder Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

• High-Yield Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Wealth Builder Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Wealth Builder Fund’s share price.

• Income Risk. The Wealth Builder Fund’s income may decline if interest rates fall. This decline in income can occur because the Wealth Builder Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Index are substituted, or the Fund otherwise needs to purchase additional bonds.

• Interest Rate Risk. During periods of very low or negative interest rates, the Wealth Builder Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Wealth Builder Fund’s performance to the extent the Fund is exposed to such interest rates. Additionally, under certain market conditions in which interest rates are low and the market prices for portfolio securities have increased, the Fund may have a very low, or even negative yield. A low or negative yield would cause the Wealth Builder Fund to lose money in certain conditions and over certain time periods. An increase in interest rates will generally cause the value of securities held by the Wealth Builder Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Wealth Builder Fund. The historically low interest rate environment heightens the risks associated with rising interest rates.

• Investing in ETFs Risk. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.

• Investing in Other Funds Risk. The General Conservative Investment Fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.

• Issuer Risk. The performance of the Wealth Builder Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

• Large Capitalization Company Risk: The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

• Market Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different region or financial market. Securities in the Wealth Builder Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on the U.S. financial market. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on the U.S. financial market. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

• Mid Cap Securities Risk. The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

• Mortgage-and Asset-Backed Securities Risks. Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

• Precious Metal and Related Securities Risk. Prices of precious metals and of precious metal related securities historically have been very volatile. The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

• Preferred Securities Risk. Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies.

• Prepayment Risk. During periods of falling interest rates, issuers of certain debt obligations may repay principal prior to the security’s maturity, which may cause the Wealth Builder Fund to have to reinvest in securities with lower yields or higher risk of default, resulting in a decline in the Fund’s income or return potential.

• REIT Investment Risk. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings of securities and may be more volatile than other securities. REIT issuers may also fail to maintain their exemptions from investment company registration or fail to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended, which allows REITs to reduce their corporate taxable income for dividends paid to their shareholders.

• Small Cap and Emerging Growth Securities Risk. Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a more limited management group than larger capitalized companies.

• Sovereign Debt Risk. Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Wealth Builder Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Wealth Builder Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholder semi-annually. Updated performance information will be available at no cost at www.lifegoalinvestments.com or by calling (888) 920-7275. In the future, performance information will be presented in this section of the Prospectus.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Wealth Builder Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 920-7275
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lifegoalinvestments.com
LifeGoal Wealth Builder ETF | LifeGoal Wealth Builder ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WLTH
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[10]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.86%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[11]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 60
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 247

[1]	Estimated for the current fiscal year.
[2]	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Homeowner Investment Fund and is not a direct expense incurred by the Homeowner Investment Fund or deducted from the Homeowner Investment Fund assets.
[3]	Pursuant to an operating expense limitation agreement between LifeGoal Investments LLC (the "Adviser") and the Trust, on behalf of the Homeowner Investment Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Homeowner Investment Fund to ensure that Total Annual Fund Operating Expenses for the Homeowner Investment Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short) and extraordinary expenses do not exceed 0.44% of the Homeowner Investment Fund's average net assets through September 30, 2022. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees of the Trust. The Adviser is permitted to receive reimbursement from the Homeowner Investment Fund for fees it waived and Fund expenses it paid, subject to the limitation that (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.
[4]	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Vacation Investment Fund and is not a direct expense incurred by the Homeowner Investment Fund or deducted from the Homeowner Investment Fund assets.
[5]	Pursuant to an operating expense limitation agreement between LifeGoal Investments LLC (the "Adviser") and the Trust, on behalf of the Vacation Investment Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Vacation Investment Fund to ensure that Total Annual Fund Operating Expenses for the Vacation Investment Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short) and extraordinary expenses do not exceed 0.29% of the Vacation Investment Fund's average net assets through September 30, 2022. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees of the Trust. The Adviser is permitted to receive reimbursement from the Vacation Investment Fund for fees it waived and Fund expenses it paid, subject to the limitation that (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.
[6]	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Children Investment Fund and is not a direct expense incurred by the Children Investment Fund or deducted from the Children Investment Fund assets.
[7]	Pursuant to an operating expense limitation agreement between LifeGoal Investments LLC (the "Adviser") and the Trust, on behalf of the Children Investment Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Children Investment Fund to ensure that Total Annual Fund Operating Expenses for the Children Investment Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short) and extraordinary expenses do not exceed 0.44% of the Children Investment Fund's average net assets through September 30, 2022. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees of the Trust. The Adviser is permitted to receive reimbursement from the Children Investment Fund for fees it waived and Fund expenses it paid, subject to the limitation that (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.
[8]	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the General Conservative Investment Fund and is not a direct expense incurred by the General Conservative Investment Fund or deducted from the General Conservative Investment Fund assets.
[9]	Pursuant to an operating expense limitation agreement between LifeGoal Investments LLC (the "Adviser") and the Trust, on behalf of the General Conservative Investment Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the General Conservative Investment Fund to ensure that Total Annual Fund Operating Expenses for the General Conservative Investment Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short) and extraordinary expenses do not exceed 0.39% of the General Conservative Investment Fund's average net assets through September 30, 2022. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees of the Trust. The Adviser is permitted to receive reimbursement from the General Conservative Investment Fund for fees it waived and Fund expenses it paid, subject to the limitation that (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.
[10]	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Wealth Builder Fund and is not a direct expense incurred by the Wealth Builder Fund or deducted from the Wealth Builder Fund assets.
[11]	Pursuant to an operating expense limitation agreement between the Adviser and the Trust, on behalf of the Wealth Builder Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Wealth Builder Fund to ensure that Total Annual Fund Operating Expenses for the Wealth Builder Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short) and extraordinary expenses do not exceed 0.49% of the Wealth Builder Fund's average net assets through September 30, 2022. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees of the Trust. The Adviser is permitted to receive reimbursement from the Wealth Builder Fund for fees it waived and Fund expenses it paid, subject to the limitation that (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.